Common Stock, Treasury Stock and Additional Paid-In Capital - Equity and Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 03, 2005	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 27, 2010	Jun. 08, 2005	Jun. 06, 2005
Authorized Capital - Common Stock
Common stock - shares authorized		100,000,000	100,000,000				100,000,000
Common stock - par value		$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock - shares issued		51,382,492	50,242,992
Authorized Capital - Preferred Stock
Preferred stock - shares authorized		25,000,000	25,000,000				25,000,000
Preferred stock - par value		$ 0.01	$ 0.01				$ 0.01
Dividends
Dividends declared and paid		$ 3,926	$ 2,403	$ 1,884
Leveret
Authorized Capital - Common Stock
Common stock - par value						$ 0.01
Common stock - shares issued						30,472,827
Share Issuance and Repurchase
Stock percentage repurchased and retired during period	8.00%
Stock value acquired and cancelled	$ 35,000